Gains (losses) from operating activities in the statement of income, included according to their nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	723,920	781,751	697,251
Iodine and derivatives [Member]
Statement [Line Items]
Revenue	371,020	324,972	252,123
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	505,714	734,801	644,573
Potassium [Member]
Statement [Line Items]
Revenue	212,151	267,474	403,323
Industrial chemicals [Member]
Statement [Line Items]
Revenue	94,875	108,267	135,578
Others [Member]
Statement [Line Items]
Revenue	35,975	48,538	48,472
Chile [Member]
Statement [Line Items]
Revenue	211,857	189,349	161,564
Chile [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	109,975	111,595	91,243
Chile [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	1,064	1,052	1,054
Chile [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	599	700	802
Chile [Member] | Potassium [Member]
Statement [Line Items]
Revenue	27,371	25,593	20,001
Chile [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	39,512	4,575	2,522
Chile [Member] | Others [Member]
Statement [Line Items]
Revenue	33,336	45,834	45,942
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	161,928	180,191	232,145
Latin America and the Caribbean [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	78,872	77,737	71,335
Latin America and the Caribbean [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	7,972	6,389	5,756
Latin America and the Caribbean [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	3,593	3,598	3,109
Latin America and the Caribbean [Member] | Potassium [Member]
Statement [Line Items]
Revenue	64,868	80,192	142,610
Latin America and the Caribbean [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	6,354	12,098	9,180
Latin America and the Caribbean [Member] | Others [Member]
Statement [Line Items]
Revenue	269	177	155
Europe
Statement [Line Items]
Revenue	393,764	479,664	449,053
Europe | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	149,992	200,229	177,997
Europe | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	123,525	112,080	81,557
Europe | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	76,250	103,430	88,443
Europe | Potassium [Member]
Statement [Line Items]
Revenue	27,973	46,068	72,405
Europe | Industrial chemicals [Member]
Statement [Line Items]
Revenue	15,289	17,384	28,346
Europe | Others [Member]
Statement [Line Items]
Revenue	735	473	305
North America
Statement [Line Items]
Revenue	451,272	471,515	441,854
North America | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	243,399	240,995	235,963
North America | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	90,070	83,587	67,491
North America | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	45,810	68,254	42,918
North America | Potassium [Member]
Statement [Line Items]
Revenue	43,312	50,685	69,105
North America | Industrial chemicals [Member]
Statement [Line Items]
Revenue	27,798	27,347	25,824
North America | Others [Member]
Statement [Line Items]
Revenue	883	647	553
Asia and others [Member]
Statement [Line Items]
Revenue	724,834	945,084	872,707
Asia and others [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	141,682	151,195	120,713
Asia and others [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	148,389	121,864	96,265
Asia and others [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	379,462	558,819	509,301
Asia and others [Member] | Potassium [Member]
Statement [Line Items]
Revenue	48,627	64,936	75,205
Asia and others [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	5,922	46,863	69,706
Asia and others [Member] | Others [Member]
Statement [Line Items]
Revenue	$ 752	$ 1,407	$ 1,517